Restricted Cash	12 Months Ended
Mar. 31, 2022
Restricted Cash [Abstract]
Restricted cash

4. Restricted cash

Restricted cash consists of the following:

	As of March 31,
	2021	2022	2022
	(INR)	(INR)	(US$)
	(In million)
Bank demand deposits	4,881	3,784	49.9
Term deposits	170	726	9.6
	5,051	4,510	59.5
Restricted cash — current	4,881	3,784	49.9
Restricted cash — non-current	170	726	9.6